Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Selling, general and administrative expenses
Advertising, client acquisition and related expenses	₽ 387	₽ 417
Tax expenses, except income and payroll related taxes	155	140
Advisory and audit services	195	156
Rent of premises and related utility expenses	57	92
Expenses related to Tochka multi-bank platform services	111	41
IT related services	110	90
Form F-3 and related expenses	10
Loss/(gain) from initial recognition, net		42
Other expenses	203	201
Total selling, general and administrative expenses	₽ 1,228	₽ 1,179